Financial Risk and Fair Value Disclosures - Reconciliations for Fair Value Measurement in Level 3 Fair Value Hierarchy (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		$ 391,132,220
Ending balance	$ 11,845,712	362,597,229	$ 391,132,220
Level 3 [member] | Available-for-sale financial assets [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		9,677,138	9,833,637
Recognized in profit (loss)			(318,916)
Recognized in other comprehensive income (loss)			(556,816)
Acquisition			867,076
Disposal			(244,970)
Return of capital			(6,369)
Transfer to Level 3			430,662
Transfer out of Level 3			(181,637)
Exchange effect			(145,529)
Ending balance			9,677,138
Level 3 [member] | Available-for-sale financial assets [member] | Common stocks [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		6,694,319	7,687,752
Recognized in profit (loss)			(240,037)
Recognized in other comprehensive income (loss)			(551,004)
Acquisition			170,457
Disposal			(244,970)
Return of capital			0
Transfer to Level 3			87,830
Transfer out of Level 3			(181,637)
Exchange effect			(34,072)
Ending balance			6,694,319
Level 3 [member] | Available-for-sale financial assets [member] | Funds [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		1,117,409	942,296
Recognized in profit (loss)			(64,515)
Recognized in other comprehensive income (loss)			26,269
Acquisition			266,992
Disposal			0
Return of capital			(6,369)
Transfer to Level 3			0
Transfer out of Level 3			0
Exchange effect			(47,264)
Ending balance			1,117,409
Level 3 [member] | Available-for-sale financial assets [member] | Preferred stocks [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		1,865,410	1,203,589
Recognized in profit (loss)			(14,364)
Recognized in other comprehensive income (loss)			(32,081)
Acquisition			429,627
Disposal			0
Return of capital			0
Transfer to Level 3			342,832
Transfer out of Level 3			0
Exchange effect			(64,193)
Ending balance			1,865,410
Level 3 [member] | Financial assets at fair value through profit or loss [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		8,042,376
Recognized in profit (loss)		(360,065)
Recognized in other comprehensive income (loss)		0
Acquisition		1,348,311
Disposal		(778,362)
Return of capital		(22,954)
Transfer to Level 3		22,050
Transfer out of Level 3		(442,138)
Exchange effect		89,789
Ending balance		7,899,007	8,042,376
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Option [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		31,605	0
Recognized in profit (loss)		(31,605)	31,605
Recognized in other comprehensive income (loss)		0	0
Acquisition		0	0
Disposal		0	0
Return of capital		0	0
Transfer to Level 3		0	0
Transfer out of Level 3		0	0
Exchange effect		0	0
Ending balance		0	31,605
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Common stocks [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		3,832,537
Recognized in profit (loss)		(3,356)
Recognized in other comprehensive income (loss)		0
Acquisition		140,338
Disposal		(468,337)
Return of capital		(22,954)
Transfer to Level 3		22,050
Transfer out of Level 3		(442,138)
Exchange effect		19,551
Ending balance		3,077,691	3,832,537
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Funds [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		1,183,940
Recognized in profit (loss)		69,827
Recognized in other comprehensive income (loss)		0
Acquisition		577,347
Disposal		0
Return of capital		0
Transfer to Level 3		0
Transfer out of Level 3		0
Exchange effect		18,674
Ending balance		1,849,788	1,183,940
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Preferred stocks [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		2,994,294
Recognized in profit (loss)		(394,931)
Recognized in other comprehensive income (loss)		0
Acquisition		630,626
Disposal		(310,025)
Return of capital		0
Transfer to Level 3		0
Transfer out of Level 3		0
Exchange effect		51,564
Ending balance		2,971,528	2,994,294
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		3,584,020
Recognized in profit (loss)		0
Recognized in other comprehensive income (loss)		(164,820)
Acquisition		0
Disposal		0
Return of capital		0
Transfer to Level 3		0
Transfer out of Level 3		0
Exchange effect		0
Ending balance		3,419,200	3,584,020
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Common stocks [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		3,350,694
Recognized in profit (loss)		0
Recognized in other comprehensive income (loss)		(115,520)
Acquisition		0
Disposal		0
Return of capital		0
Transfer to Level 3		0
Transfer out of Level 3		0
Exchange effect		0
Ending balance		3,235,174	3,350,694
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Preferred stocks [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance		233,326
Recognized in profit (loss)		0
Recognized in other comprehensive income (loss)		(49,300)
Acquisition		0
Disposal		0
Return of capital		0
Transfer to Level 3		0
Transfer out of Level 3		0
Exchange effect		0
Ending balance		$ 184,026	$ 233,326